Summary of Significant Accounting Policies - Schedule of Estimated Exposure to Credit Risk and Credit Losses for Trade Accounts Receivable (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2014 BRL (R$)
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	$ (6,309)	R$ (20,871)	$ (522)	R$ (1,722)	R$ (555)	R$ (1,385)
Not past due [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts		(8,199)
Past due 1-30 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts		(2,134)
Past due 31-90 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts		(3,686)
Past due 91-120 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts		(1,845)
Past due 120-180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts		(3,108)
Past due over 180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts		(1,899)
Estimated adjustments due to adoption of IFRS 9 [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	(6,727)	(22,251)
Estimated adjustments due to adoption of IFRS 9 [member] | Not past due [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	(2,896)	(9,579)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 1-30 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	(645)	(2,134)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 31-90 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	(1,114)	(3,686)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 91-120 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	(558)	(1,845)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due 120-180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	(940)	(3,108)
Estimated adjustments due to adoption of IFRS 9 [member] | Past due over 180 days [member]
Disclosure of credit risk exposure [line items]
Allowance for doubtful accounts	$ (574)	R$ (1,899)